Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Initial Public Offering

Note 3 — Initial Public Offering

Public CAPS™

On September 18, 2020, the Company consummated its Initial Public Offering of 41,400,000 CAPS™, which included 5,400,000 CAPS™ issued as a result of the underwriters’ exercise in full of their over-allotment option, at $10.00 per CAPS™, generating gross proceeds of $414.0 million, and incurring offering costs of approximately $4.8 million.

Each CAPS™ consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant may be exercised to purchase one share of Class A common stock for $11.50 per share, subject to adjustment (see Note 8).

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 5,400,000 additional CAPS™ to cover any over-allotment, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on September 18, 2020.

The underwriters were entitled to an underwriting discount of $0.01 per CAPS™, or approximately $4.1 million in the aggregate, paid upon the closing of the Initial Public Offering.

NOTE 3 — Initial Public Offering

Public CAPSTM

On September 18, 2020, the Company consummated its Initial Public Offering of 41,400,000 CAPSTM, which included 5,400,000 CAPSTM issued as a result of the underwriters’ exercise in full of their over-allotment option, at $10.00 per CAPSTM, generating gross proceeds of $414.0 million, and incurring offering costs of approximately $4.8 million.

Each CAPSTM consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant may be exercised to purchase one share of Class A common stock for $11.50 per share, subject to adjustment (see Note 8).

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 5,400,000 additional CAPSTM to cover any over-allotment, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on September 18, 2020.

The underwriters were entitled to an underwriting discount of $0.01 per CAPSTM, or approximately $4.1 million in the aggregate, paid upon the closing of the Initial Public Offering.